Subsequent Events (Details) ¥ in Thousands, $ in Thousands									12 Months Ended
	Apr. 01, 2025 CNY (¥)	Apr. 01, 2025 USD ($)	Mar. 25, 2025 CNY (¥)	Mar. 25, 2025 USD ($)	Mar. 21, 2025 CNY (¥)	Mar. 21, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Jan. 08, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 25, 2025 USD ($)	Feb. 21, 2025 CNY (¥)	Feb. 21, 2025 USD ($)	Feb. 06, 2025 CNY (¥)	Feb. 06, 2025 USD ($)
Subsequent Events [Line Items]
Repaid amount									¥ 92,860	$ 12,722	¥ 54,890	¥ 64,972
Subsequent Event [Member] | China Minsheng Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount																¥ 2,010	$ 275	¥ 3,000	$ 411
Interest rate							3.85%	3.85%								3.85%	3.85%	3.85%	3.85%
Repaid amount							¥ 3,000	$ 411
Subsequent Event [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount													¥ 5,000	$ 685	$ 3,000
Interest rate			4.35%		4.00%	4.00%							4.20%	4.20%	4.35%
Repaid amount			¥ 5,000	$ 685	¥ 100	$ 14
Subsequent Event [Member] | Loan Agreement [Member] | China Minsheng Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate							3.85%	3.85%
Repaid amount							¥ 2,010	$ 275
Subsequent Event [Member] | Loan Agreement [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate			4.35%												4.35%
Repaid amount			¥ 21,900	$ 3,000
Subsequent Event [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount			¥ 21,900
Subsequent Event [Member] | Iinterest Rate [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate			4.20%												4.20%
Subsequent Event [Member] | Bank of Jinlin [Member] | Loan Agreement [Member]
Subsequent Events [Line Items]
Loan amount			¥ 10,000												$ 1,370
Interest rate			3.85%												3.85%
Forecast [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate	4.30%	4.30%
Repaid amount	¥ 5,000	$ 685
Forecast [Member] | Loan Agreement [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Interest rate	4.90%	4.90%
Repaid amount	¥ 6,990	$ 958